Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The following data show the amounts used in computing loss per share and the effect on income and the weighted average number of shares of dilutive potential common stock for the periods ended December 31, 2017 and 2016:

	Year Ended December 31
	2017	2016

Loss from continuing
Operations available to
Common stockholders (numerator)	$(4,577,516)	$(2,196,834)

Weighted average number of
common shares Outstanding
used in loss per share during
the Period (denominator)	4,403,479	3,125,022